UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
(Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Robert B. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
 (Name and address of agent for service)

(646) 568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

CG Core Total Return Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.6%
Capital Goods - 9.1%
Boeing Co.	350	$119,413
Caterpillar, Inc.	1,000	131,670
Cummins, Inc.	700	114,800
Jacobs Engineering Group, Inc.	1,200	99,012
Lockheed Martin Corp.	400	144,868
		609,763
Commercial & Professional Services - 3.1%
Cintas Corp.	800	208,352

Consumer Durables & Apparel - 3.6%
D.R. Horton, Inc.	3,000	137,790
Kontoor Brands, Inc. (a)	157	4,605
VF Corp.	1,100	96,129
		238,524
Consumer Services - 1.3%
Las Vegas Sands Corp.	1,500	90,660

Diversified Financials - 4.9%
American Express Co.	1,000	124,370
Goldman Sachs Group, Inc.	400	88,052
Intercontinental Exchange, Inc.	1,300	114,218
		326,640
Energy - 2.7%
Cheniere Energy, Inc. (a)	1,500	97,725
EOG Resources, Inc.	1,000	85,850
		183,575
Health Care Equipment & Services - 5.3%
Haemonetics Corp. (a)	1,000	122,080
HealthEquity, Inc. (a)	1,300	106,574
UnitedHealth Group, Inc.	500	124,505
		353,159
Materials - 3.2%
Kirkland Lake Gold Ltd.	2,500	103,225
Vulcan Materials Co.	800	110,680
		213,905
Media & Entertainment - 6.4%
Alphabet, Inc. - Class A (a)	140	170,548
Facebook, Inc. - Class A (a)	600	116,538
Walt Disney Co.	1,000	143,010
		430,096
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Amarin Corp. PLC (a)	4,000	74,360
Thermo Fisher Scientific, Inc.	600	166,608
Zoetis, Inc.	500	57,445
		298,413

Retailing - 7.3%
Amazon.com, Inc. (a)	110	205,346
AutoZone, Inc. (a)	100	112,304
Home Depot, Inc.	800	170,952
		488,602
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (a)	4,000	121,800
KLA-Tencor Corp.	700	95,424
Micron Technology, Inc. (a)	3,500	157,115
NXP Semiconductors NV	1,000	103,390
Teradyne, Inc.	1,500	83,595
		561,324
Software & Services - 19.1%
Adobe Systems, Inc. (a)	700	209,202
Globant S.A. (a)	700	74,200
Mastercard, Inc.	450	122,521
Microsoft Corp.	1,500	204,405
MongoDB, Inc. (a)	1,800	257,796
PayPal Holdings, Inc. (a)	2,000	220,800
Square, Inc. - Class A (a)	1,500	120,615
SS&C Technologies Holdings, Inc.	1,500	71,925
		1,281,464
Telecommunication Services - 1.6%
Verizon Communications, Inc.	2,000	110,540

Transportation - 4.2%
CSX Corp.	1,000	70,400
Delta Air Lines, Inc.	1,500	91,560
United Parcel Service, Inc. - Class B	1,000	119,470
		281,430
TOTAL COMMON STOCKS (Cost $4,091,578)		$5,676,447

	Principal
FIXED INCOME - 12.2%	Amount
CORPORATE BONDS - 9.4%

Banks - 1.5%
Citigroup, Inc.
2.700%, 03/30/2021	$100,000	100,525

Capital Goods - 1.9%
Boeing Co.
2.125%, 03/01/2022	125,000	124,591

Diversified Financials - 1.5%
Goldman Sachs Group, Inc.
2.625%, 04/25/2021	100,000	100,217

Insurance - 1.5%
MetLife, Inc.
5.250%, 12/29/2049	100,000	101,312

Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
Amgen, Inc.
2.125%, 05/01/2020	100,000	99,788
Celgene Corp.
3.250%, 02/20/2023	100,000	102,452
		202,240
TOTAL CORPORATE BONDS (Cost $622,439)		$628,885

PREFERRED STOCKS - 2.8%	Shares
Banks - 1.2%
HSBC Holdings PLC, Series A, 6.200%	2,000	52,560
Wintrust Financial Corp., Series D, 6.500%	1,000	28,620
		81,180

Insurance - 1.6%
Aegon NV, 6.375%	3,000	78,150
Athene Holding Ltd., Series A, 6.350%	1,000	27,320
		105,470
TOTAL PREFERRED STOCKS (Cost $177,754)		$186,650

TOTAL FIXED INCOME (Cost $800,193)		$815,535

INVESTMENT COMPANY - 1.6%
Eaton Vance Floating Rate Income Trust
TOTAL INVESTMENT COMPANY (Cost $118,436)	8,000	$107,840

SHORT-TERM INVESTMENT - 1.2%
Fidelity Institutional Government Portfolio, Class I, 2.19% (b)
TOTAL SHORT-TERM INVESTMENT (Cost $83,460)	83,460	$83,460

Total Investments (Cost $5,093,667) - 99.6%		$6,683,282
Other Assets and Liabilities, Net - 0.4%		24,991
TOTAL NET ASSETS - 100.0%		$6,708,273

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) The rate shown is the annualized seven-day effective yield as of July 31, 2019.

The Global Industry Classification Standard ("GICS®") was developed by and is the exclusive Property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,676,447	$-	$-	$5,676,447
Corporate Bonds	-	628,885	-	628,885
Preferred Stocks	186,650	-	-	186,650
Investment Company	107,840	-	-	107,840
Short-Term Investment	83,460	-	-	83,460
Total Investments	$6,054,397	$628,885	$-	$6,683,282

Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CG Funds Trust

By (Signature and Title)  /s/ Robert B. Morse
                                         Robert B. Morse, President & Chief Executive Officer

Date  September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert B. Morse
                                           Robert B. Morse, President & Chief Executive Officer

Date  September 25, 2019

By (Signature and Title)* /s/ Jian Wang
                                          Jian Wang, Treasurer

Date  September 25, 2019

* Print the name and title of each signing officer under his or her signature.